Right of Use Assets and Lease Liabilities - Summary of Gains and Losses on Lessee's Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	¥ 221,871	¥ 100,838	¥ 121,698
Interest expense on lease liabilities	5,023	4,331	6,152
Short-term leases	124,636	117,834	103,544
Total	351,531	223,003	231,394
Land [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	7,796	5,094	9,699
Buildings [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	55,911	52,178	69,962
Other [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	¥ 158,164	¥ 43,566	¥ 42,038